UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.5%
	COMMUNICATIONS – 7.0%
8,799	Comcast Corp. - Class A	$663,621
26,747	Twenty-First Century Fox, Inc. - Class B	829,424
		1,493,045
	CONSUMER DISCRETIONARY – 19.0%
9,360	Adient PLC*	594,266
10,475	Armstrong World Industries, Inc.*	418,476
18,040	Brink's Co.	802,780
6,742	Harley-Davidson, Inc.	384,564
5,030	Masonite International Corp.*	334,998
3,530	Ralph Lauren Corp.	312,158
25,371	Sally Beauty Holdings, Inc.*	603,830
3,251	Snap-on, Inc.	590,154
		4,041,226
	CONSUMER STAPLES – 10.4%
5,707	Casey's General Stores, Inc.	655,734
11,647	CVS Health Corp.	917,900
14,446	Mondelez International, Inc. - Class A	639,669
		2,213,303
	ENERGY – 5.7%
4,432	Chevron Corp.	493,503
3,983	Pioneer Natural Resources Co.	717,856
		1,211,359
	FINANCIALS – 22.7%
6,147	Allied World Assurance Co. Holdings A.G.	326,590
8,473	American Express Co.	647,168
7,776	American International Group, Inc.	499,686
5,218	Berkshire Hathaway, Inc. - Class B*	856,483
8,410	Discover Financial Services	582,645
2,070	Enstar Group Ltd.*	400,855
27,212	FNF Group	962,216
6,760	JPMorgan Chase & Co.	572,099
		4,847,742
	HEALTH CARE – 10.6%
10,712	Cardinal Health, Inc.	802,972
10,881	Medtronic PLC	827,174
3,922	UnitedHealth Group, Inc.	635,756
		2,265,902
	INDUSTRIALS – 9.3%
9,770	Allison Transmission Holdings, Inc.	341,755
8,117	Hexcel Corp.	416,808

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
9,127	TE Connectivity Ltd.	$678,592
5,076	Union Pacific Corp.	541,000
		1,978,155
	MATERIALS – 4.0%
2,013	Ashland Global Holdings, Inc.	239,608
12,665	H.B. Fuller Co.	625,271
		864,879
	TECHNOLOGY – 7.8%
9,110	Avnet, Inc.	423,068
12,168	CDW Corp.	626,774
9,408	Microsoft Corp.	608,227
		1,658,069
	TOTAL COMMON STOCKS (Cost $17,120,597)	20,573,680

Principal Amount

	SHORT-TERM INVESTMENTS – 4.2%
$886,649	UMB Money Market Fiduciary, 0.01%[1]	886,649

	TOTAL SHORT-TERM INVESTMENTS (Cost $886,649)	886,649

	TOTAL INVESTMENTS – 100.7% (Cost $18,007,246)	21,460,329
	Liabilities in Excess of Other Assets – (0.7)%	(144,747)

	TOTAL NET ASSETS – 100.0%	$21,315,582

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.8%
	BERMUDA – 1.2%
163,515	GP Investments Ltd.*	$338,332

	BRAZIL – 4.9%
69,033	Banco ABC Brasil S.A.	362,570
138,082	Duratex S.A.*	330,405
82,124	MRV Engenharia e Participacoes S.A.	332,551
211,873	QGEP Participacoes S.A.	381,911
		1,407,437
	CAMBODIA – 1.2%
584,000	NagaCorp Ltd.	342,705

	CANADA – 1.4%
151,612	Gran Tierra Energy, Inc.*	389,137

	CHILE – 1.0%
34,737,456	Itau Corp.Banca	284,777

	CHINA – 6.5%
665,000	China Harmony New Energy Auto Holding Ltd.	318,140
663,322	China Lesso Group Holdings Ltd.	452,286
570,200	CPMC Holdings Ltd.	275,550
391,200	Red Star Macalline Group Corp. Ltd. - Class H1	392,531
634,960	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	415,368
		1,853,875
	COLOMBIA – 1.2%
40,199	Bancolombia S.A.	350,208

	HONG KONG – 13.1%
46,841	China Cord Blood Corp.*	274,957
188,000	China Everbright Ltd.	358,935
234,000	China High Speed Transmission Equipment Group Co., Ltd.	290,850
806,439	Far East Consortium International Ltd.	349,437
288,000	Haier Electronics Group Co., Ltd.	506,596
217,568	NWS Holdings Ltd.	390,960
746,000	Sinopec Kantons Holdings Ltd.	364,476
580,238	WH Group Ltd.[1]	440,714
458,798	Xinyi Glass Holdings Ltd.	412,669
101,010	Yue Yuen Industrial Holdings Ltd.	369,728
		3,759,322
	INDIA – 4.0%
130,495	Cox & Kings Ltd.	374,830
30,028	Grasim Industries Ltd.	403,051
240,067	Redington India Ltd.	362,162
		1,140,043

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDONESIA – 3.2%
26,130,253	Panin Financial Tbk P.T.*	$350,584
2,151,900	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	249,894
195,600	United Tractors Tbk P.T.	320,115
		920,593
	MALAYSIA – 1.4%
846,100	Supermax Corp. Bhd	398,877

	MEXICO – 4.0%
449,102	Concentradora Hipotecaria SAPI de C.V. - REIT	475,301
1,225,159	Consorcio ARA S.A.B. de C.V.	392,455
59,499	Grupo Simec S.A.B. de C.V.*	276,331
		1,144,087
	PANAMA – 1.4%
14,903	Banco Latinoamericano de Comercio Exterior S.A. - Class E	405,362

	PERU – 1.0%
149,728	Cementos Pacasmayo S.A.A.	288,379

	PHILIPPINES – 2.4%
2,266,600	Metro Pacific Investments Corp.	310,811
238,720	Metropolitan Bank & Trust Co.	391,060
		701,871
	ROMANIA – 1.6%
2,228,389	Fondul Proprietatea S.A.	474,584

	SINGAPORE – 3.0%
264,700	Global Logistic Properties Ltd.	487,819
395,502	Symphony International Holdings Ltd.	369,794
		857,613
	SOUTH AFRICA – 6.6%
32,956	Barloworld Ltd.	270,966
195,933	Group Five Ltd.	351,153
46,996	Investec PLC	334,656
538,363	KAP Industrial Holdings Ltd.	311,631
228,421	Nampak Ltd.*	318,598
625,151	PPC Ltd.*	317,521
		1,904,525
	SOUTH KOREA – 14.0%
27,008	Bixolon Co., Ltd.*	285,673
19,067	Daesang Corp.*	413,623
56,973	DGB Financial Group, Inc.*	483,873
955	Dongwon Industries Co., Ltd.*	280,641
8,113	Fila Korea Ltd.*	478,504

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
30,243	Hankook Tire Worldwide Co., Ltd.*	$527,493
17,309	KT Corp.	438,053
42,684	Kwangju Bank*	388,588
4,013	Samsung SDI Co., Ltd.	398,799
16,682	SL Corp.*	334,943
		4,030,190
	SPAIN – 1.0%
32,436	Atento S.A.*	295,168

	TAIWAN – 12.8%
41,818	Asustek Computer, Inc.	365,486
51,000	Catcher Technology Co., Ltd.	415,943
501,525	China Life Insurance Co., Ltd.	490,831
26,422	ChipMOS TECHNOLOGIES, Inc. - ADR	406,635
472,108	King's Town Bank Co., Ltd.	431,974
152,000	Pegatron Corp.	366,030
256,989	Ruentex Industries Ltd.	476,845
485,908	Teco Electric and Machinery Co., Ltd.	439,211
154,329	Tong Yang Industry Co., Ltd.	284,885
		3,677,840
	THAILAND – 3.4%
370,415	Bangchak Petroleum PCL	370,954
697,500	Digital Telecommunications Infrastructure Fund	287,284
490,900	Thaicom PCL	308,167
		966,405
	TURKEY – 2.0%
682,554	Turkiye Sinai Kalkinma Bankasi A.S.	260,579
289,776	Turkiye Sise ve Cam Fabrikalari A.S.	310,581
		571,160
	UNITED ARAB EMIRATES – 3.3%
136,366	Emaar Properties PJSC	275,576
483,454	Ras Al Khaimah Ceramics	315,155
290,583	Union National Bank PJSC	348,108
		938,839
	UNITED KINGDOM – 1.2%
159,554	Stock Spirits Group PLC	355,278

	TOTAL COMMON STOCKS (Cost $27,058,300)	27,796,607

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 3.1%
$876,972	UMB Money Market Fiduciary, 0.01%[2]	$876,972

	TOTAL SHORT-TERM INVESTMENTS (Cost $876,972)	876,972

	TOTAL INVESTMENTS – 99.9% (Cost $27,935,272)	28,673,579
	Other Assets in Excess of Liabilities – 0.1%	20,124

	TOTAL NET ASSETS – 100.0%	$28,693,703

ADR – American Depositary Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $833,245.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.6%
	AUSTRALIA – 1.4%
16,814	GrainCorp Ltd. - Class A	$121,220
30,440	Orora Ltd.	65,862
		187,082
	AUSTRIA – 0.9%
4,868	BUWOG A.G.*	116,157

	BERMUDA – 1.0%
698	Enstar Group Ltd.*	135,168

	CHINA – 0.7%
130,000	China Lesso Group Holdings Ltd.	88,640

	FINLAND – 1.1%
21,578	Metsa Board OYJ	147,387

	FRANCE – 3.3%
991	Cie Generale des Etablissements Michelin	106,460
5,234	Engie S.A.	62,661
1,074	Eurazeo S.A.	66,145
2,133	TOTAL S.A.	107,914
921	Wendel S.A.	108,996
		452,176
	GERMANY – 3.6%
2,124	Deutsche EuroShop A.G.	88,287
5,345	ElringKlinger A.G.	94,854
1,276	Rheinmetall A.G.	97,917
3,446	RHOEN-KLINIKUM A.G.	94,454
3,436	Talanx A.G.	118,260
		493,772
	HONG KONG – 2.5%
223,669	Dah Chong Hong Holdings Ltd.	90,988
86,000	Haier Electronics Group Co., Ltd.	151,275
128,822	WH Group Ltd.[1]	97,846
		340,109
	IRELAND – 2.8%
1,630	Adient PLC*	103,489
1,555	Medtronic PLC	118,211
5,823	Smurfit Kappa Group PLC	153,369
		375,069

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ITALY – 0.8%
4,392	Buzzi Unicem S.p.A.	$108,292

	JAPAN – 9.5%
15,000	Chugoku Marine Paints Ltd.	109,111
27,400	Mitsubishi UFJ Financial Group, Inc.	175,456
88,400	Mizuho Financial Group, Inc.	164,034
9,100	ORIX Corp.	137,294
3,400	Ryosan Co., Ltd.	105,586
1,500	Secom Co., Ltd.	108,476
17,400	SKY Perfect JSAT Holdings, Inc.	78,304
8,500	Sumitomo Forestry Co., Ltd.	116,926
2,600	Toho Holdings Co., Ltd.	56,094
3,300	Tokio Marine Holdings, Inc.	137,590
1,900	Toyota Industries Corp.	91,694
		1,280,565
	NETHERLANDS – 1.5%
1,729	Koninklijke DSM N.V.	110,219
3,516	Royal Dutch Shell PLC - A Shares	95,362
		205,581
	NORWAY – 1.8%
25,946	Austevoll Seafood A.S.A.	239,980

	SINGAPORE – 1.0%
72,600	Global Logistic Properties Ltd.	133,795

	SOUTH KOREA – 2.4%
12,259	DGB Financial Group, Inc.	104,116
6,900	Hankook Tire Worldwide Co., Ltd.*	120,348
1,024	Samsung SDI Co., Ltd.	101,762
		326,226
	SPAIN – 0.6%
4,194	Ebro Foods S.A.	86,553

	SWEDEN – 2.2%
6,158	Industrivarden A.B. - C Shares	119,324
2,827	Investor A.B. - B Shares	112,843
10,900	Telefonaktiebolaget LM Ericsson - B Shares	64,510
		296,677
	SWITZERLAND – 7.1%
1,899	Allied World Assurance Co. Holdings A.G.	100,894
3,008	Aryzta A.G.*	82,852

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
803	Baloise Holding A.G.	$103,391
1,301	Novartis A.G.	96,045
12,255	OC Oerlikon Corp. A.G.*	139,022
274	Syngenta A.G.*	116,151
2,680	TE Connectivity Ltd.	199,258
405	Zurich Insurance Group A.G.*	116,623
		954,236
	TAIWAN – 1.7%
140,667	China Life Insurance Co., Ltd.	137,667
52,764	Ruentex Industries Ltd.	97,904
		235,571
	UNITED ARAB EMIRATES – 0.6%
42,627	Emaar Properties PJSC	86,143

	UNITED KINGDOM – 5.5%
8,466	Bovis Homes Group PLC	88,123
16,045	CNH Industrial N.V.	142,531
5,092	Kennedy Wilson Europe Real Estate PLC	60,891
20,522	Kingfisher PLC	87,073
24,674	Northgate PLC	157,841
2,521	Unilever PLC - ADR	103,638
24,720	Virgin Money Holdings UK PLC	96,871
		736,968
	UNITED STATES – 44.6%
4,280	Allison Transmission Holdings, Inc.	149,714
1,740	American Express Co.	132,901
2,085	American International Group, Inc.	133,982
1,475	Analogic Corp.	114,534
1,570	Armstrong World Industries, Inc.*	62,722
840	Ashland Global Holdings, Inc.	99,985
3,045	Avnet, Inc.	141,410
4,000	Axalta Coating Systems Ltd.*	116,000
3,100	BankUnited, Inc.	118,420
1,183	Berkshire Hathaway, Inc. - Class B*	194,178
4,075	Brink's Co.	181,338
5,160	Brookdale Senior Living, Inc.*	77,245
2,189	Carrizo Oil & Gas, Inc.*	77,403
950	Casey's General Stores, Inc.	109,155
3,317	CDW Corp.	170,859
1,314	Chevron Corp.	146,314
2,008	Comcast Corp. - Class A	151,443
3,933	CSW Industrials, Inc.*	143,751

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,625	CVS Health Corp.	$128,066
1,275	Discover Financial Services	88,332
1,840	Eagle Materials, Inc.	192,427
2,250	EnPro Industries, Inc.	152,798
1,560	Esterline Technologies Corp.*	133,614
8,580	Flowers Foods, Inc.	172,544
5,240	FNF Group	185,286
2,284	H.B. Fuller Co.	112,761
2,730	Harley-Davidson, Inc.	155,719
1,100	Howard Hughes Corp.*	117,271
1,020	Jack in the Box, Inc.	110,078
1,578	JPMorgan Chase & Co.	133,546
3,805	Kennedy-Wilson Holdings, Inc.	77,812
3,100	Leucadia National Corp.	73,935
1,700	Lydall, Inc.*	103,700
1,935	Masonite International Corp.*	128,871
2,482	Microsoft Corp.	160,461
2,698	Mondelez International, Inc. - Class A	119,468
366	Pioneer Natural Resources Co.	65,964
1,500	Ralph Lauren Corp.	132,645
4,900	Sally Beauty Holdings, Inc.*	116,620
2,800	Scholastic Corp.	128,184
865	Snap-on, Inc.	157,024
2,504	TeleTech Holdings, Inc.	74,118
3,651	Tribune Media Co. - Class A	105,295
6,320	TriMas Corp.*	134,616
5,100	Twenty-First Century Fox, Inc. - Class B	158,151
1,105	Union Pacific Corp.	117,771
1,036	UnitedHealth Group, Inc.	167,936
		6,026,367
	TOTAL COMMON STOCKS (Cost $12,032,748)	13,052,514

Principal Amount

	SHORT-TERM INVESTMENTS – 3.4%
$459,147	UMB Money Market Fiduciary, 0.01%[2]	459,147

	TOTAL SHORT-TERM INVESTMENTS (Cost $459,147)	459,147

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 100.0% (Cost $12,491,895)	$13,511,661
Liabilities in Excess of Other Assets – 0.0%	(4,872)

TOTAL NET ASSETS – 100.0%	$13,506,789

ADR – American Depositary Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $97,846.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 113.7%
	AUSTRALIA – 3.1%
443	GrainCorp Ltd. - Class A	$3,194
909	Orora Ltd.	1,967
		5,161
	AUSTRIA – 2.2%
154	BUWOG A.G.*	3,675

	CHINA – 2.1%
5,000	China Lesso Group Holdings Ltd.	3,409

	FINLAND – 2.3%
547	Metsa Board OYJ	3,736

	FRANCE – 8.1%
28	Cie Generale des Etablissements Michelin	3,008
202	Engie S.A.	2,418
33	Eurazeo S.A.	2,032
59	TOTAL S.A.	2,985
25	Wendel S.A.	2,959
		13,402
	GERMANY – 9.2%
75	Deutsche EuroShop A.G.	3,118
172	ElringKlinger A.G.	3,052
35	Rheinmetall A.G.	2,686
114	RHOEN-KLINIKUM A.G.	3,125
92	Talanx A.G.	3,166
		15,147
	HONG KONG – 7.1%
8,522	Dah Chong Hong Holdings Ltd.	3,467
3,000	Haier Electronics Group Co., Ltd.	5,277
3,948	WH Group Ltd.[1]	2,999
		11,743
	IRELAND – 2.6%
161	Smurfit Kappa Group PLC	4,241

	ITALY – 1.5%
98	Buzzi Unicem S.p.A.	2,416

	JAPAN – 22.2%
500	Chugoku Marine Paints Ltd.	3,637
700	Mitsubishi UFJ Financial Group, Inc.	4,483
2,400	Mizuho Financial Group, Inc.	4,453
270	ORIX Corp.	4,074

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
100	Ryosan Co., Ltd.	$3,105
50	Secom Co., Ltd.	3,616
600	SKY Perfect JSAT Holdings, Inc.	2,700
300	Sumitomo Forestry Co., Ltd.	4,127
100	Tokio Marine Holdings, Inc.	4,169
50	Toyota Industries Corp.	2,413
		36,777
	NETHERLANDS – 3.7%
50	Koninklijke DSM N.V.	3,187
111	Royal Dutch Shell PLC - A Shares	3,011
		6,198
	NORWAY – 3.8%
678	Austevoll Seafood A.S.A.	6,271

	SINGAPORE – 2.0%
1,800	Global Logistic Properties Ltd.	3,317

	SOUTH KOREA – 6.4%
387	DGB Financial Group, Inc.	3,287
227	Hankook Tire Worldwide Co., Ltd.*	3,959
34	Samsung SDI Co., Ltd.	3,379
		10,625
	SPAIN – 1.8%
144	Ebro Foods S.A.	2,972

	SWEDEN – 5.6%
165	Industrivarden A.B. - C Shares	3,197
77	Investor A.B. - B Shares	3,074
515	Telefonaktiebolaget LM Ericsson - B Shares	3,048
		9,319
	SWITZERLAND – 10.7%
89	Aryzta A.G.*	2,451
22	Baloise Holding A.G.	2,833
38	Novartis A.G.	2,805
306	OC Oerlikon Corp. A.G.*	3,471
7	Syngenta A.G.	2,975
11	Zurich Insurance Group A.G.*	3,168
		17,703
	TAIWAN – 4.1%
2,697	China Life Insurance Co., Ltd.	2,640

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
2,200	Ruentex Industries Ltd.	$4,082
		6,722
	UNITED ARAB EMIRATES – 1.3%
1,028	Emaar Properties PJSC	2,077

	UNITED KINGDOM – 13.9%
402	Bovis Homes Group PLC	4,184
318	CNH Industrial N.V.	2,825
205	Kennedy Wilson Europe Real Estate PLC	2,452
730	Kingfisher PLC	3,097
605	Northgate PLC	3,870
65	Unilever PLC - ADR	2,672
1,009	Virgin Money Holdings UK PLC	3,954
		23,054
	TOTAL COMMON STOCKS (Cost $181,550)	187,965

Principal Amount

	SHORT-TERM INVESTMENTS – 7.8%
$12,963	UMB Money Market Fiduciary, 0.01%[2]	12,963

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,963)	12,963

	TOTAL INVESTMENTS – 121.5% (Cost $194,513)	200,928
	Liabilities in Excess of Other Assets – (21.5)%	(35,593)

	TOTAL NET ASSETS – 100.0%	$165,335

ADR – American Depositary Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,999.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.2%
	AUSTRALIA – 4.1%
92,680	GrainCorp Ltd. - Class A	$668,173
266,710	Orora Ltd.	577,070
278,703	Tassal Group Ltd.	976,496
		2,221,739
	AUSTRIA – 2.1%
46,695	BUWOG A.G. *	1,114,203

	DENMARK – 2.4%
43,524	Matas A/S	634,674
36,916	Scandinavian Tobacco Group A/S1	633,979
		1,268,653
	FINLAND – 2.4%
52,495	Kemira OYJ	657,644
92,419	Metsa Board OYJ	631,260
		1,288,904
	FRANCE – 4.9%
24,787	Alstom S.A.*	703,283
15,065	Eurazeo S.A.	927,815
8,349	Wendel S.A.	988,060
		2,619,158
	GERMANY – 12.9%
14,838	Aareal Bank A.G.	575,647
13,876	Bilfinger S.E.*	576,621
16,030	Deutsche EuroShop A.G.	666,313
50,471	ElringKlinger A.G.	895,675
9,504	Rheinmetall A.G.	729,314
42,280	RHOEN-KLINIKUM A.G.	1,158,885
47,465	RIB Software A.G.	606,121
43,494	SAF-Holland S.A.	661,499
30,554	Talanx A.G.	1,051,603
		6,921,678
	HONG KONG – 1.1%
1,458,640	Dah Chong Hong Holdings Ltd.	593,371

	IRELAND – 2.5%
51,926	Smurfit Kappa Group PLC	1,367,654

	ITALY – 1.0%
21,019	Buzzi Unicem S.p.A.	518,258

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 31.1%
42,050	Arcs Co., Ltd.	$947,440
30,400	Asics Corp.	592,185
73,150	Chiyoda Corp.	492,359
115,250	Chugoku Marine Paints Ltd.	838,336
168,000	Daihen Corp.	1,079,143
33,700	Daiseki Co., Ltd.	673,258
180,000	Denka Co., Ltd.	885,938
13,000	Hogy Medical Co., Ltd.	793,736
14,100	Horiba Ltd.	742,062
35,000	Japan Aviation Electronics Industry Ltd.	428,270
22,000	Japan Petroleum Exploration Co., Ltd.	494,193
22,590	Kuroda Electric Co., Ltd.	465,968
49,000	Nippon Kayaku Co., Ltd.	640,406
33,065	Ryosan Co., Ltd.	1,026,820
13,777	Shindengen Electric Manufacturing Co., Ltd.	50,766
25,800	Shinko Plantech Co., Ltd.	184,735
81,000	Shinmaywa Industries Ltd.	757,493
490,000	Shinsei Bank Ltd.	842,769
46,894	Ship Healthcare Holdings, Inc.	1,247,232
165,485	SKY Perfect JSAT Holdings, Inc.	744,717
54,600	Star Micronics Co., Ltd.	827,266
59,800	Sumitomo Forestry Co., Ltd.	822,608
87,000	Takuma Co., Ltd.	753,451
17,100	Toho Holdings Co., Ltd.	368,924
		16,700,075
	NETHERLANDS – 1.9%
16,484	Koninklijke DSM N.V.	1,050,810

	NORWAY – 4.6%
27,367	Aker A.S.A.	1,134,827
146,182	Austevoll Seafood A.S.A.	1,352,066
		2,486,893
	PANAMA – 0.9%
17,272	Banco Latinoamericano de Comercio Exterior S.A. - Class E	469,798

	SOUTH AFRICA – 1.1%
83,834	Investec PLC	594,811

	SPAIN – 1.6%
42,485	Ebro Foods S.A.	876,780

	SWEDEN – 4.7%
316,563	Cloetta A.B. - B Shares	1,067,623

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
55,494	Granges A.B.	$616,042
43,842	Industrivarden A.B. - C Shares	849,529
		2,533,194
	SWITZERLAND – 6.3%
26,974	Aryzta A.G. *	742,965
5,980	Baloise Holding A.G.	769,964
86,095	OC Oerlikon Corp. A.G. *	976,668
13,399	Pargesa Holding S.A.	892,499
		3,382,096
	UNITED KINGDOM – 10.6%
110,616	Beazley PLC	565,883
62,319	Bovis Homes Group PLC	648,677
459,051	Cambian Group PLC*	869,130
182,861	Fenner PLC	724,060
78,890	Kennedy Wilson Europe Real Estate Plc	943,385
202,375	N Brown Group PLC	558,371
80,985	Northgate PLC	518,064
15,528	Safestore Holdings PLC - REIT	72,297
196,594	Virgin Money Holdings UK PLC	770,399
		5,670,266
	TOTAL COMMON STOCKS (Cost $47,440,582)	51,678,341

Principal Amount

	SHORT-TERM INVESTMENTS – 3.8%
$2,054,277	UMB Money Market Fiduciary, 0.01%[2]	2,054,277

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,054,277)	2,054,277

	TOTAL INVESTMENTS – 100.0% (Cost $49,494,859)	53,732,618
	Liabilities in Excess of Other Assets – 0.0%	(23,552)

	TOTAL NET ASSETS – 100.0%	$53,709,066

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $633,979.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.1%
	COMMUNICATIONS – 1.7%
1,431	Scholastic Corp.	$65,511
1,924	Tribune Media Co. - Class A	55,488
		120,999
	CONSUMER DISCRETIONARY – 20.8%
2,335	Adient PLC*	148,249
6,373	Armstrong World Industries, Inc.*	254,601
6,755	Brink's Co.	300,598
1,635	Jack in the Box, Inc.	176,449
3,705	Masonite International Corp.*	246,753
6,154	Potbelly Corp.*	80,002
8,120	Sally Beauty Holdings, Inc.*	193,256
1,119	Veritiv Corp.*	62,720
		1,462,628
	CONSUMER STAPLES – 5.4%
2,090	Casey's General Stores, Inc.	240,141
7,130	Flowers Foods, Inc.	143,384
		383,525
	ENERGY – 4.5%
5,875	Carrizo Oil & Gas, Inc.*	207,740
3,260	Range Resources Corp.	105,429
		313,169
	FINANCIALS – 28.7%
4,530	Alexander & Baldwin, Inc.	201,676
2,655	Allied World Assurance Co. Holdings A.G.	141,060
5,690	BankUnited, Inc.	217,358
2,835	Capital Bank Financial Corp. - Class A	111,699
1,120	Enstar Group Ltd.*	216,888
1,925	Howard Hughes Corp.*	205,224
10,140	Investors Bancorp, Inc.	145,509
8,700	Kennedy-Wilson Holdings, Inc.	177,915
4,198	Navigators Group, Inc.	235,718
7,540	Park Sterling Corp.	88,218
2,270	Texas Capital Bancshares, Inc.*	187,275
2,985	Yadkin Financial Corp.	95,520
		2,024,060
	HEALTH CARE – 7.2%
2,900	Addus HomeCare Corp.*	99,035
2,580	Analogic Corp.	200,337
5,564	Brookdale Senior Living, Inc.*	83,293

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
7,660	Capital Senior Living Corp.*	$127,692
		510,357
	INDUSTRIALS – 10.3%
4,924	Allison Transmission Holdings, Inc.	172,242
2,523	EnPro Industries, Inc.	171,337
1,750	Esterline Technologies Corp.*	149,887
3,830	Matson, Inc.	136,578
4,496	TriMas Corp.*	95,765
		725,809
	MATERIALS – 9.6%
1,895	CSW Industrials, Inc.*	69,262
996	Eagle Materials, Inc.	104,162
2,895	Encore Wire Corp.	122,314
4,350	H.B. Fuller Co.	214,759
2,685	Lydall, Inc.*	163,785
		674,282
	TECHNOLOGY – 5.9%
4,505	Avnet, Inc.	209,212
7,008	TeleTech Holdings, Inc.	207,437
		416,649
	TOTAL COMMON STOCKS (Cost $5,692,883)	6,631,478

Principal Amount

	SHORT-TERM INVESTMENTS – 6.4%
$450,536	UMB Money Market Fiduciary, 0.01%[1]	450,536

	TOTAL SHORT-TERM INVESTMENTS (Cost $450,536)	450,536

	TOTAL INVESTMENTS – 100.5% (Cost $6,143,419)	7,082,014
	Liabilities in Excess of Other Assets – (0.5)%	(33,983)

	TOTAL NET ASSETS – 100.0%	$7,048,031

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 5.0%
	COMMUNICATIONS – 1.1%
1,096	BCE, Inc.	$49,451
873	Verizon Communications, Inc.	42,786
		92,237
	CONSUMER STAPLES – 1.1%
697	Altria Group, Inc.	49,613
539	Kraft Heinz Co.	48,127
		97,740
	FINANCIALS – 1.8%
1,677	Blackstone Group LP	51,367
1,246	Oaktree Capital Group LLC	52,581
770	Ventas, Inc. - REIT	47,486
		151,434
	HEALTH CARE – 0.5%
405	Johnson & Johnson	45,866

	INDUSTRIALS – 0.5%
445	Union Pacific Corp.	47,428

	TOTAL COMMON STOCKS (Cost $356,594)	434,705

Principal Amount

	CORPORATE BONDS – 46.7%
	CONSUMER DISCRETIONARY – 7.7%
$125,000	Block Financial LLC 5.250%, 10/1/2025[1]	129,810
200,000	Sally Holdings LLC / Sally Capital, Inc. 5.750%, 6/1/2022[1]	206,900
310,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	325,407
		662,117
	CONSUMER STAPLES – 1.9%
175,000	Flowers Foods, Inc. 3.500%, 10/1/2026[1]	167,236

	FINANCIALS – 16.5%
240,000	Charles Schwab Corp. 7.000%, N/A1, 2, 3	272,760
175,000	Goldman Sachs Group, Inc. 5.700%, N/A1, 2, 3	180,626
300,000	JPMorgan Chase & Co. 6.750%, N/A1, 2, 3	328,323

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$325,000	M&T Bank Corp. 6.450%, N/A1, 2, 3	$351,000
100,000	MetLife, Inc. 6.400%, 12/15/2066[1]	108,500
145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	177,574
		1,418,783
	INDUSTRIALS – 9.6%
235,000	Actuant Corp. 5.625%, 6/15/2022[1]	242,344
290,000	General Electric Co. 5.000%, N/A1, 2, 3	301,600
125,000	Hexcel Corp. 4.700%, 8/15/2025[1]	129,066
150,000	Oshkosh Corp. 5.375%, 3/1/2022[1]	156,375
		829,385
	MATERIALS – 2.3%
200,000	Eagle Materials, Inc. 4.500%, 8/1/2026[1]	199,062

	TECHNOLOGY – 5.4%
175,000	Avnet, Inc. 4.625%, 4/15/2026[1]	176,336
160,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	163,200
125,000	Tech Data Corp. 4.950%, 2/15/2027[1]	124,532
		464,068
	UTILITIES – 3.3%
255,000	Southern California Edison Co. 6.250%, N/A1, 2, 3	280,883

	TOTAL CORPORATE BONDS (Cost $3,907,696)	4,021,534

Number of Shares

	PREFERRED STOCKS – 42.9%
	CONSUMER STAPLES – 1.5%
	CHS, Inc.
2,350	7.100%, N/A1, 2, 3	64,601
2,500	7.500%, N/A1, 3	68,375
		132,976

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS – 41.4%
6,490	Affiliated Managers Group, Inc. 6.375%, 8/15/2017[1]	$164,911
8,000	Allstate Corp. 6.750%, N/A1, 3	211,040
6,660	American Financial Group, Inc. 6.375%, 6/12/2017[1]	171,228
9,856	Bank of America Corp. 6.625%, N/A1, 3	259,508
2,000	BB&T Corp. 5.850%, N/A1, 3	50,500
6,482	Capital One Financial Corp. 6.700%, N/A1, 3	176,181
4,620	Charles Schwab Corp. 6.000%, N/A1, 3	117,487
6,350	Citigroup, Inc. 6.875%, N/A1, 3	167,767
6,557	Discover Financial Services 6.500%, N/A1, 3	169,171
2,300	Fifth Third Bancorp 6.625%, N/A1, 2, 3	64,262
1,857	First Republic Bank 7.000%, N/A1, 3	51,309
2,490	GMAC Capital Trust I 6.691%, 3/2/2017[1,2]	63,993
8,500	Goldman Sachs Group, Inc. 6.300%, N/A1, 3	223,125
2,522	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	76,870
2,660	JPMorgan Chase & Co. 6.700%, N/A1, 3	72,299
	Morgan Stanley
8,000	6.625%,N/A1,3	210,240
1,000	7.125%,N/A1,2,3	28,760
2,730	Navient Corp. 3.686%, 1/16/2018 [2]	67,677
2,340	PNC Financial Services Group, Inc. 6.125%, N/A1, 2, 3	66,362
1,500	PS Business Parks, Inc. 6.000%, N/A1, 3	38,055
11,200	Public Storage 6.375%, N/A1, 3	299,712
8,230	Raymond James Financial, Inc. 6.900%, 3/15/2017[1]	209,289

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
8,300	State Street Corp. 6.000%, N/A1, 3	$219,203
2,480	U.S. Bancorp 6.000%, N/A1, 2, 3	63,017
9,570	Wells Fargo & Co. 8.000%, N/A1, 3	254,658
2,220	Zions Bancorporation 6.950%, 9/15/2023[1,2]	64,957
		3,561,581
	TOTAL PREFERRED STOCKS (Cost $3,634,052)	3,694,557

Principal Amount

	SHORT-TERM INVESTMENTS – 5.4%
$461,405	UMB Money Market Fiduciary, 0.01%[4]	461,405

	TOTAL SHORT-TERM INVESTMENTS (Cost $461,405)	461,405

	TOTAL INVESTMENTS – 100.0% (Cost $8,359,747)	8,612,201
	Other Assets in Excess of Liabilities – 0.0%	1,108

	TOTAL NET ASSETS – 100.0%	$8,613,309

LP – Limited Partnership
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Perpetual security. Maturity date is not applicable.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Value Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Strategic Income Fund are diversified funds. The Emerging Markets Opportunities Fund and Small Company Opportunities Fund are non-diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At January 31, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Cost of Investments	$18,298,519	$28,022,910	$12,495,131	$195,058

Gross Unrealized Appreciation	$3,705,285	$3,013,686	$1,925,712	$20,916
Gross Unrealized Depreciation	(543,475)	(2,363,017)	(909,182)	(15,046)
Net Unrealized Appreciation/(Depreciation)	$3,161,810	$(650,669)	$1,016,530	$(5,870)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of Investments	$49,646,741	$6,150,869	$8,360,071

Gross Unrealized Appreciation	$7,557,467	$1,104,119	$342,026
Gross Unrealized Depreciation	(3,471,590)	(172,974)	(89,896)
Net Unrealized Appreciation/(Depreciation)	$4,085,877	$931,145	$252,130

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2017, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$20,573,680	$-	$-	$20,573,680
Short-Term Investments	886,649	-	-	886,649
Total Investments	$21,460,329	$-	$-	$21,460,329

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$746,220	$-	$746,220
Consumer Discretionary	1,094,734	2,704,537	-	3,799,271
Consumer Staples	635,919	1,439,174	-	2,075,093
Energy	771,048	1,500,864	-	2,271,912
Financials	2,564,658	5,523,936	-	8,088,594
Health Care	644,751	892,213	-	1,536,964
Industrials	662,784	1,517,080	-	2,179,864
Materials	895,115	3,125,526	-	4,020,641
Technology	1,063,965	1,703,272	-	2,767,237
Utilities	-	310,811	-	310,811
Total Common Stocks	8,332,974	19,463,633	-	27,796,607
Short-Term Investments	876,972	-	-	876,972
Total Investments	$9,209,946	$19,463,633	$-	$28,637,579

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

Global Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$543,073	$78,304	$-	$621,377
Consumer Discretionary	1,306,347	1,025,856	-	2,332,203
Consumer Staples	632,871	628,451	-	1,261,322
Energy	289,681	203,276	-	492,957
Financials	1,588,596	2,098,364	-	3,686,960
Health Care	477,926	344,497	-	822,423
Industrials	887,771	281,553	-	1,169,324
Materials	1,038,144	746,437	-	1,784,581
Technology	546,848	271,858	-	818,706
Utilities	-	62,661	-	62,661
Total Common Stocks	7,311,257	5,741,257	-	13,052,514
Short-Term Investments	459,147	-	-	459,147
Total Investments	$7,770,404	$5,741,257	$-	$13,511,661

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$744,717	$-	$744,717
Consumer Discretionary	518,064	5,640,327	-	6,158,391
Consumer Staples	1,701,602	5,563,920	-	7,265,522
Energy	-	494,193	-	494,193
Financials	1,312,494	10,929,248	-	12,241,742
Health Care	869,130	3,568,777	-	4,437,907
Industrials	724,060	8,856,108	-	9,580,168
Materials	1,367,654	7,238,372	-	8,606,026
Technology	606,121	1,543,554	-	2,149,675
Total Common Stocks	7,099,125	44,579,216	-	51,678,341
Short-Term Investments	2,054,277	-	-	2,054,277
Total Investments	$9,153,402	$44,579,216	$-	$53,732,618

*	The Funds did not hold any Level 3 securities at period end.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Emerging Markets Opportunities Fund, Global Value Fund, and International Small Cap Value Fund from October 31, 2016 to January 31, 2017, represented by recognizing the January 31, 2017 market value of securities:

	Emerging Markets Opportunities Fund	Global Value Fund	International Small Cap Value Fund
Transfers into Level 1	$369,728	$116,151	$2,199,311
Transfers out of Level 1	(398,877)	-	(558,371)
Net transfers in (out) of level 1	$(29,149)	$116,151	$1,640,940
Transfers into Level 2	$398,877	$-	$558,371
Transfers out of Level 2	(369,728)	(116,151)	(2,199,311)
Net transfers in (out) of level 2	$29,149	$(116,151)	$(1,640,940)

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$6,631,478	$-	$-	$6,631,478
Short-Term Investments	450,536	-	-	450,536
Total Investments	$7,082,014	$-	$-	$7,082,014

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

International All Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$2,700	$-	$2,700
Consumer Discretionary	3,870	33,759	-	37,629
Consumer Staples	2,672	17,887	-	20,559
Energy	-	5,996	-	5,996
Financials	3,954	59,174	-	63,128
Health Care	-	10,012	-	10,012
Industrials	-	6,296	-	6,296
Materials	4,241	25,454	-	29,695
Technology	-	9,532	-	9,532
Utilities	-	2,418	-	2,418
Total Common Stocks	14,737	173,228	-	187,965
Short-Term Investments	12,963	-	-	12,963
Total Investments	$27,700	$173,228	$-	$200,928

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$434,705	$-	$-	$434,705
Corporate Bonds[1]	-	4,021,534	-	4,021,534
Preferred Stocks[1]	3,694,557	-	-	3,694,557
Short-Term Investments	461,405	-	-	461,405
Total Investments	$4,590,667	$4,021,534	$-	$8,612,201

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 5 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

On February 24, 2017, the Advisor gave a notice that the International All Cap Value Fund will liquidate on or about April 24, 2017, which authorizes the termination, liquidation and dissolution of the International All Cap Value Fund. Shareholders may redeem their shares until the date of liquidation. On or promptly after the Liquidation Date, the International All Cap Value Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the International All Cap Value Fund, in complete redemption and cancellation of the International All Cap Value Fund’s shares held by the shareholder, and the International All Cap Value Fund will be dissolved.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/17